Long-term Investments	12 Months Ended
Dec. 31, 2017
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies and limited partnerships. The following sets forth the changes in the Company’s long-term investments.

	Cost	Equity Method			Available for
	Method	(E-House)	(Leju)	(Others)	Sale Securities	Total
	(In thousands)
Balance at January1, 2015	$263,202	$226,640	$—	$107,697	$262,464	$860,003
New investments	317,817	—	4,453	41,954	64,566	428,790
Income (loss) from investments	—	1,873	245	(1,900)	—	218
Investment impairment	(6,609)	—	—	—	—	(6,609)
Unrealized gain, net	—	—	—	—	24,892	24,892
Disposal\dilution of investments	(5,416)	(4,453)	—	(7,566)	(48,213)	(65,648)
Changes from cost method to available-for-sale securities	(7,788)	—	—	—	7,788	—
Dividend received	—	(10,259)	(293)	(6,115)	—	(16,667)
Others*	(6,285)	(3,340)	(61)	(2,653)	—	(12,339)

Balance at December 31, 2015	$554,921	$210,461	$4,344	$131,417	$311,497	$1,212,640
New investments	331,949	139,953	195,126	56,160	52,449	775,637
Income (loss) from investments	—	(3,760)	308	(8,314)	—	(11,766)
Investment impairment	(29,032)	—	—	(2,455)	(4,822)	(36,309)
Unrealized loss, net	—	—	—	—	(80,795)	(80,795)
Disposal\dilution of investments	(67,658)	(341,052)	—	10,902	(124,040)	(521,848)
Dividend received	—	—	—	(3,103)	—	(3,103)
Others*	(7,889)	(5,602)	(116)	(2,642)	—	(16,249)

Balance at December 31, 2016	$782,291	$—	$199,662	$181,965	$154,289	$1,318,207
New investments	132,079	—	—	26,204	10,000	168,283
Income (loss) from investments	—	—	(30,796)	14,726	—	(16,070)
Investment impairment	(6,513)	—	(113,103)	(1,207)	(1,275)	(122,098)
Unrealized loss, net	—	—	—	—	(35,607)	(35,607)
Disposal\dilution\refund of investments	(10,410)	—	—	19,112	(22,248)	(13,546)
Changes from cost method to consolidation (Note 5)	(29,071)	—	—	—	—	(29,071)
Changes from cost method to equity method	(19,121)	—	—	19,121	—	—
Changes from cost method to available-for-sale securities	(2,213)	—	—	—	2,213	—
Dividend received\entitled	—	—	—	(7,829)	—	(7,829)
Others*	19,571	—	1,646	5,330	—	26,547

Balance at December 31, 2017	$866,613	$—	$57,409	$257,422	$107,372	$1,288,816

*Others mainly represents the impacts from foreign exchange change.

Cost Method

As of December 31, 2017, investments accounted for under the cost method were $866.6 million. Investments were accounted for under the cost method if the Company had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value. In 2015, the Company invested in preference shares of Didi and Kuaidi Taxi,  an online transportation network company, through their holding company, Xiaoju Kuaizhi Inc. with a total consideration of $142.0 million. In 2015 and 2016, the Company also invested in preference shares of another private company, which primarily focus on developing social applications,  with a total consideration of $70 million and $120 million respectively. The Company accounted for these investments under cost method investment in accordance with ASC325 because the preferred shares invested are not considered in-substance ordinary shares and do not have readily determinable fair value.  Other cost method investments made in 2015, 2016 and 2017 were individually immaterial. In 2016, the Company disposed of a series of investments under cost method, and recognized the aggregated gains of $159.5 million. All the proceeds of $183.1 million from disposing these cost method investments were received by the Company as of December 31, 2016. No significant amount of disposal gains was realized from the investments under cost method in 2017.

Equity Method

As of December 31, 2017, investments accounted for under the equity method totaled $314.8 million, which included a $57.4 million investment in Leju Holdings Limited (“Leju”) and a $98.1million investment in Tian Ge Interactive Holding Limited (“Tian Ge”). Investments are accounted for under the equity method when the Company has significant influence in the investment and the investment is considered as in substance ordinary shares. Investments in limited partnerships, whose operating and financial policies the Company had significant influence over were also accounted for using the equity method.

On December 3, 2014, E-House announced a spin off plan for a portion of its share of Leju, to distribute 7,103,946 ordinary shares of Leju (“Leju Shares”) on a pro rata basis, or 0.05 Leju Shares for each outstanding ordinary share of E-House. Among these 7,103,946 Leju Shares to be distributed, a total of 3,878,324 Leju Shares will be distributed in the form of 3,878,324 Leju ADSs (on the 1:1 conversion ratio between ADS and ordinary share) to holders of E-House ADSs. After the spin off, E-House would continue to control Leju. As a result, the Company received a total of 1,466,687 ordinary shares of Leju (“Leju Dividend Shares”), representing approximately 1% equity interest of Leju, as of January 15, 2015, the distribution date. The Company accounts for the 1% equity interest of Leju under the equity method of accounting as it can exercise significant influence over Leju through E-House. The Company received cash dividends amounting to $5.9 million and $4.4 million in January and May, 2015 from E-House, represented the dividend of $0.2 per ordinary share and $0.15 per ordinary share, respectively.

On April 15, 2016, E-House entered into a definitive agreement and plan of merger, or the Merger Agreement, with E-House Holdings Ltd., or Parent. Pursuant to the Merger Agreement, Parent acquired E-House for a cash consideration equal to US$6.85 per ordinary share, and upon the closing of the merger, E-House continued as the surviving corporation and a wholly owned subsidiary of Parent. In connection with the transaction contemplated by the Merger Agreement, the Company made an equity contribution of approximately $140 million to Parent in August 2016 to subscribe newly issued shares of Parent. At the same time, the shares of E-House held by the Company were also rolled over and converted into the shares of Parent. On August 12, 2016, or the closing date, the Company held 49,764,809 ordinary shares of Parent, which represented 43% of Parent’s then total outstanding shares and had a cost basis then to the Company of $340.7 million. The Company also entered into a Shareholders Agreement with Parent and certain other shareholders of Parent on the closing date, under which the Company granted an option (‘E-House Option’) to Parent to repurchase all the equity interest held by the Company in Parent during the 18-month period following the closing date for a consideration consisting of (i) 30% of the total outstanding ordinary shares of Leju at the time of the repurchase, and (ii) certain cash payment. In accordance with ASC Subtopic 815-10, the option is deemed legally detachable and separately exercisable from the repurchase of ordinary shares of Leju and, thus, accounted for as a freestanding instrument. The option was initially recognized as an option liability valued at $ 3.1 million on the basis of its fair value at the grant date, together with its subsequent changes in fair value were reflected in the fair value change in option liability. The fair value of option liability was determined by i) the number of Leju shares the Company received in this transaction, ii) the difference between the designated unit price of Leju shares agreed in the Shareholders Agreement by transaction parties and the fair value of unit price of Leju in the open market at each period end and iii) time value of the option liability. Immediately prior to the exercise of the option, the fair value of the investor option liability was approximately $28.5 million.

On December 30, 2016, Parent exercised such option right and repurchased 49,764,809 of its ordinary shares from the Company, for the aggregate consideration comprised of 40,651,187 shares of Leju with a fair value of $195.1 million and approximately $127.6 million in cash. As a result, together with Leju Dividend Shares received in 2014 by the Company, on December 31, 2016, the Company totally held 42,117,874 Leju shares with a fair value of $202.2 million, which represented 31.1% of Leju’s then total outstanding shares, and ceased to hold any beneficial ownership in Parent. The Company used equity method to account for the investment in Leju. During 2017, the U.S. dollar cash consideration was received from Parent, and an equivalent RMB deposit received in 2016 to ensure the later payment of cash consideration in U.S. dollar was repaid to the Parent.  As a result of the share exchange, the Company recognized a one-time gain of $4.6 million, which was the difference between all the considerations received and the carrying value of the investment in E-House on the transaction date, after offsetting the cumulative currency translation adjustments previously recorded for E-House as other comprehensive loss. Earnings/(loss) from Parent for the period from October 1, 2016 to December 30, 2016 has been included in the disposal gain of $4.6 million from this transaction. For the year ended December 31, 2016, a loss of $28.5 million was recognized as fair value change in option liability when marked to market in the Company’s consolidated statements of comprehensive income. In 2017, the Company recorded $30.8 million of loss pick up and a $113.1 million of other- than-temporary impairment loss on its investments in Leju considering that the continuous strict government policy in real estate industry in China and severity of the decline of Leju’s stock price after the investment. The closing price of Leju as of December 31, 2017 was $1.44 per ADS/share, higher than its carrying amount per share (approximately $1.36). The aggregate market value of the Company’s investment in Leju is approximately $60.6 million.

On July 9, 2014, Tian Ge, an equity method investee of the Company, completed its initial public offering on the Main Board of The Stock Exchange of Hong Kong Limited with the new issuance of 349.9 million ordinary shares (“Tian Ge IPO”). Immediately after Tian Ge IPO, the Company’s equity interest in Tian Ge was diluted from 36% to 25% and the Company in substance disposed part of its interest in Tian Ge.  The Company received cash dividends amounting to $2.3 million, 2.3 million and 2.7 million from Tian Ge in 2015, 2016 and 2017, respectively. The closing price of Tian Ge as of December 31, 2017 is HK$6.16 (equivalent to $0.79) per ADS/share. The aggregate market value of the Company’s investment in Tian Ge is approximately $236.5 million.

None of the Company’s equity investments meets the SEC’s definition of a significant subsidiary for the years ended December 31, 2015, 2016 and 2017. The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X.

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Operating data:
Revenue	$1,139,303	$1,884,793	$626,402
Gross profit	$777,323	$1,385,828	$470,681
Income (loss) from operations	$17,866	$(21,238)	$(128,034)
Net income (loss)	$1,772	$(57,894)	$(34,455)
Net income (loss) attributable to our equity method investments companies	$17,859	$(27,895)	$(33,053)

	As of December 31,
	2016	2017
	(In thousands)
Balance sheet data:
Current assets	$858,996	$918,942
Long-term assets	$606,819	$733,487
Current liabilities	$206,928	$257,650
Long-term liabilities	$29,406	$24,875
Non-controlling interests	$3,320	$(1,445)

The investment in Leju was accounted for using the equity method with the cost allocated as follows:

	As of December 31,
	2016	2017
	(In thousands)

Carrying value of investment in Leju	$199,662	$57,409
Proportionate share of Leju’s net tangible and intangible assets **	114,900	80,753

Carrying value of investment less proportionate share of Leju’s net tangible and intangible assets	$84,762	$(23,344)

The difference above has been primarily assigned to:
Goodwill and amortizable intangible assets **	$90,175	$(23,344)
Deferred tax liabilities	(5,413)	—

	$84,762	$(23,344)

Cumulative gain (loss) in equity interest	$553	$(30,243)

** The weighted average remaining life of the intangible assets recorded in Leju’s financial statements was 6 years, and the intangible assets not included in Leju’s financial statements was fully impaired in the end of June 2017. The negative basis difference mainly arising from intangible assets is being amortized over 6 years, the weighted average remaining lives of primary assets.

The Company performs the impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. In the years ended December 31, 2015, 2016 and 2017, the Company recorded $6.6 million, $29.0 million and $6.5 million of impairment charges to the carrying value of its investments under the cost method, respectively. In the years ended December 31, 2015 and 2016, the Company recorded nil and $2.5 million of impairment charges to the carrying value of its investments under equity method as a result of the operation metrics were not performing to the expectations.  In the second quarter of 2017, the Company conducted an impairment assessment on its investment in Leju considering a) the continuous restrict government policy in real estate industry in China, b) severity of the decline of Leju’s stock price after the investment and c) Leju’s financial condition, operating performance and its prospects, and concluded the decline in fair value of Leju investment was other-than-temporary. Accordingly, the Company recorded a charge of $113.1million to write down the carrying value of its investment in Leju to its fair value, based on quoted closing price of $1.84 per ADS for Leju.

Available-for-Sale Securities

The following table shows the carrying amount and fair value of marketable securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

Youku Tudou	$68,028	$32,951	$—	$100,979
Alibaba	18,997	92,982	—	111,979
Jupai	17,788	14,121	—	31,909
Others	51,571	17,324	(2,265)	66,630

December 31, 2015	$156,384	$157,378	$(2,265)	$311,497

Alibaba	$12,248	$65,757	$—	$78,005
Jupai	23,068	8,576	—	31,644
Others	44,656	807	(823)	44,640

December 31, 2016	$79,972	$75,140	$(823)	$154,289

Jupai	23,068	44,107	—	67,175
Others	45,594	10,163	(15,560)	40,197

December 31, 2017	$68,662	$54,270	$(15,560)	$107,372

Investments in marketable securities are held as available-for-sale and reported at fair value, which totaled $154.3 million and $107.4 million as of December 31, 2016 and 2017, respectively.

The Company invested Alibaba through Yunfeng Funds with a total cost of $50.0 million in October 2011. On September 19, 2014, Alibaba completed its listing on the New York Stock Exchange (“Alibaba IPO”). The Company sold part of shares held, had total cost of $30.0 million, through Alibaba IPO and recognized a one-time disposal gain of $109.2 million. In 2016 and 2017, the Company disposed the remaining investments in Alibaba and recognized a gain of $44.2 million and $92.3 million, respectively.

In 2015, the Company disposed part of shares in Youku Tudou with a disposal gain of $18.9 million. With the accomplishment of its privatization, the Company recognized a gain of $34.5 million in 2016.

The Company invested Jupai Holding Limited (“JP”) with a total cost of $7.8 million under cost method since 2014. In July 2015, JP completed its listing on the New York Stock Exchange (“JP IPO”). In 2015 and 2016, the Company further invested $10.0 million and $5.3 million in JP, respectively.

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers, the assessment, which included the business and financial outlook, the financial condition, as well as the severity and duration of the drop in share price compared to the carrying value, that these investments are not other-than-temporarily impaired, as well as the ability and current intent to hold these securities until the prices recover. As of December 31, 2017, the aggregate fair value of investments in market securities with unrealized losses was $25.8 million. These investments have been in a continuous unrealized loss position for less than one year as of December 31, 2017.  For the years ended December 31, 2015, 2016 and 2017, the impairment charges of available-for-sale investments were nil, $4.8 million and $1.3 million, respectively.